Investments - Schedule of Company's net investment income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Investment Income [Line Items]
Gross investment income	$ 7,056	$ 3,879	$ 16,287	$ 10,698	$ 14,577	$ 13,162
Investment expenses	(150)	(122)	(499)	(279)	(397)	(509)
Net investment income	6,906	3,757	15,788	10,419	14,180	12,653
Fixed maturities, available-for-sale [Member]
Net Investment Income [Line Items]
Gross investment income	3,548	1,730	7,818	5,595	7,842	7,459
Short-Term Investments [Member]
Net Investment Income [Line Items]
Gross investment income	172	0	172	0	0	1,957
Cash and cash equivalents [Member]
Net Investment Income [Line Items]
Gross investment income	$ 3,336	$ 2,149	$ 8,297	$ 5,103	$ 6,735	$ 3,746